SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of OCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ (1,137)
Other comprehensive gain before reclassifications	148
Amounts reclassified from accumulated other comprehensive loss into earnings	24	$ (6)
Net current period other comprehensive	124	(266)	$ (250)
Ending balance	(1,013)	(1,137)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Beginning balance	(58)
Other comprehensive gain before reclassifications	76
Amounts reclassified from accumulated other comprehensive loss into earnings	(24)
Net current period other comprehensive	52
Ending balance	(6)	(58)
Foreign Currency Translation Adjustment [Member]
Beginning balance	(1,079)
Other comprehensive gain before reclassifications	72
Amounts reclassified from accumulated other comprehensive loss into earnings
Net current period other comprehensive	72
Ending balance	$ (1,007)	$ (1,079)